MFS(R) INVESTMENT MANAGEMENT
           500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        March 5, 2009



VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust XII (the "Trust") (File Nos. 333-126328 and 811-21780) on Behalf of MFS(R) Sector Rotational Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 26, 2009.

     Please call the undersigned at (617) 954-4340 or Claudia Murphy at (617) 954-5406 with any questions you may have.

                                        Very truly yours,


                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Senior Counsel

SAP/bjn
enclosure